Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Components of Stock-Based Compensation Expense Recognized
Total stock-based compensation expense recognized in the condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2023 and 2022 was as follows (in thousands):

	Nine Months Ended September 30,
	2023	2022
Research and development	$402	$182
General and administrative	752	723

Total stock-based compensation expense	$1,154	$905

Total stock-based compensation expense recognized in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021 was as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development	$243	$137
General and administrative	897	670

Total stock-based compensation expense	$1,140	$807

Summary of Activity Under RSU Plans
The following table summarizes restricted common stock activity during the nine months ended September 30, 2023 (in thousands, except per share amounts):

	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested as of December 31, 2022	58	$0.03
Granted	—	$—
Vested	(54)	$0.01
Repurchased	—	$—

Unvested as of September 30, 2023	4	$0.04

The following table summarizes restricted common stock activity during the year ended December 31, 2022 (in thousands, except per share amounts):

	Shares	Weighted-Average Grant Date Fair Value per Share
Unvested as of December 31, 2021	488	$0.02
Granted	—	$—
Vested	(430)	$0.01
Repurchased	—	$—

Unvested as of December 31, 2022	58	$0.03

Summary of Fair Value Assumptions on Stock Options Granted
The fair value of stock options granted during the nine months ended September 30, 2023 and 2022 was calculated on the date of grant using the following weighted-average assumptions:

	Nine Months Ended September 30,
	2023	2022
Risk-free interest rate	3.6%	1.9%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.1
Expected volatility	69.5%	73.4%

The fair value of stock options granted during the years ended December 31, 2022 and 2021 was calculated on the date of grant using the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	2.5%	1.0%
Expected dividend yield	—%	—%
Expected term (in years)	6.0	6.0
Expected volatility	72.9%	71.9%

Summary of Activity Under Stock Option Plans
The following table summarizes changes in stock option activity during the nine months ended September 30, 2023 (in thousands, except per share amounts):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	9,280	$0.74	8.0	$2,953
Granted	4,050	$1.06
Exercised	(533)	$0.66
Cancelled	(488)	$1.00

Outstanding as of September 30, 2023	12,309	$0.84	8.1	$3,135

Exercisable at September 30, 2023	5,480	$0.67	7.3	$2,306

The following table summarizes changes in stock option activity during the year ended December 31, 2022 (in thousands, except per share amounts):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2021	8,322	$0.59	8.9	$4,478
Granted	3,156	$1.11
Exercised	(176)	$0.36
Cancelled	(2,022)	$0.73

Outstanding as of December 31, 2022	9,280	$0.74	8.0	$2,953

Exercisable at December 31, 2022	4,203	$0.60	7.1	$1,881